Lease liabilities - Schedule of Undiscounted Minimum Lease Payments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted future lease payments	$ 1,039,945	$ 1,491,754
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted future lease payments	593,494	664,254
More than 1 year but less than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted future lease payments	$ 446,451	$ 827,500